Derivative Financial Instruments - Summary Of Portfolio of Financial Instruments Composed of Debt Instruments and DFI (Detail) - Dec. 31, 2022 $ in Thousands, $ in Thousands	USD ($)	MXN ($)
LIBOR 1M U.S.$
Disclosure of detailed information about financial instruments [line items]
Debt	$ 471,780
DFI	2,500,000
LIBOR 3M U.S.$
Disclosure of detailed information about financial instruments [line items]
Debt	343,710
DFI	156,250
LIBOR 6M U.S.$
Disclosure of detailed information about financial instruments [line items]
Debt	787,068
DFI	$ 243,750
TIIE 28D MXN
Disclosure of detailed information about financial instruments [line items]
Debt		$ 66,950,939
DFI		31,733,673
TIIE 91D MXN
Disclosure of detailed information about financial instruments [line items]
Debt		$ 20,392,684